January 2022
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Edward Przybycien
Account Administrator
312-332-7535
Edward.Przybycien@usbank.com
https://pivot.usbank.com/
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporation
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Payment Date:
Jan 12, 2022
Prior Payment:
Dec 10, 2021
Next Payment:
Feb 11, 2022
Record Date:
Dec 31, 2021
Determination Date:
Jan 6, 2022
First Payment Date:
Jun 12, 2014
Closing Date:
May 22, 2014
Rated Final Distribution Date:
May 10, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Reconciliation Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

REO Additional Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Additional Loan Detail

Investor Notice

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.242000%
52,329,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
2.904000%
63,220,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
3.493000%
9,600,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.575000%
240,000,000.00
95,830,272.42
8,529,510.16
762,503.63
9,292,013.79
0.00
87,300,762.26
A-5
3.855000%
291,371,000.00
291,371,000.00
0.00
936,029.34
936,029.34
0.00
291,371,000.00
A-AB
3.477000%
71,630,000.00
33,337,437.82
2,280,424.04
219,618.77
2,500,042.81
0.00
31,057,013.78
X-A
1.148797%
786,663,000.00
479,051,710.24
0.00
741,369.70
741,369.70
0.00
468,241,776.04
X-B
0.436614%
115,723,000.00
115,723,000.00
0.00
42,105.20
42,105.20
0.00
115,723,000.00
X-C
1.354366%
24,705,000.00
24,705,000.00
0.00
27,883.02
27,883.02
0.00
24,705,000.00
X-D
1.354366%
62,413,547.00
46,140,544.76
0.00
52,076.00
52,076.00
0.00
46,140,544.76
A-S
4.026000%
58,513,000.00
58,513,000.00
0.00
196,311.12
196,311.12
0.00
58,513,000.00
100.00%
B
4.328000%
70,214,000.00
70,214,000.00
0.00
253,238.49
253,238.49
0.00
70,214,000.00
100.00%
C
4.780000%
45,509,000.00
45,509,000.00
0.00
181,277.52
181,277.52
0.00
45,509,000.00
100.00%
D
4.942366%
50,711,000.00
50,711,000.00
0.00
208,860.28
208,860.28
0.00
50,711,000.00
E
3.588000%
24,705,000.00
24,705,000.00
0.00
73,867.95
73,867.95
0.00
24,705,000.00
F
3.588000%
13,003,000.00
13,003,000.00
0.00
38,878.97
38,878.97
0.00
13,003,000.00
G
3.588000%
49,410,547.00
33,137,544.76
0.00
95,102.74
95,102.74
0.00
33,137,544.76
R
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,040,215,547.00
716,331,255.00
10,809,934.20
3,829,122.72
14,639,056.92
0.00
705,521,320.80
January 2022
PAYMENT DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
4.026000%
58,513,000.00
58,513,000.00
0.00
0.00
0.00
0.00
58,513,000.00
0.00%
B
4.328000%
70,214,000.00
70,214,000.00
0.00
0.00
0.00
0.00
70,214,000.00
0.00%
C
4.780000%
45,509,000.00
45,509,000.00
0.00
0.00
0.00
0.00
45,509,000.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
174,236,000.00
174,236,000.00
0.00
0.00
0.00
0.00
174,236,000.00
January 2022
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
17322MAS5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
17322MAT3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
17322MAU0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
17322MAV8
399.29280175
35.53962567
3.17709845
38.71672412
0.00000000
363.75317608
A-5
17322MAW6
1000.00000000
0.00000000
3.21250000
3.21250000
0.00000000
1000.00000000
A-AB
17322MAX4
465.41166857
31.83615859
3.06601665
34.90217524
0.00000000
433.57550998
X-A
17322MBB1
608.96687685
0.00000000
0.94242351
0.94242351
0.00000000
595.22537102
X-B
17322MBC9
1000.00000000
0.00000000
0.36384470
0.36384470
0.00000000
1000.00000000
X-C
17322MAJ5
1000.00000000
0.00000000
1.12863856
1.12863856
0.00000000
1000.00000000
X-D
17322MAL0
739.27131172
0.00000000
0.83437011
0.83437011
0.00000000
739.27131172
A-S
17322MAY2
1000.00000000
0.00000000
3.35500000
3.35500000
0.00000000
1000.00000000
B
17322MAZ9
1000.00000000
0.00000000
3.60666667
3.60666667
0.00000000
1000.00000000
C
17322MBA3
1000.00000000
0.00000000
3.98333333
3.98333333
0.00000000
1000.00000000
D
17322MAA4
1000.00000000
0.00000000
4.11863856
4.11863856
0.00000000
1000.00000000
E
17322MAC0
1000.00000000
0.00000000
2.99000000
2.99000000
0.00000000
1000.00000000
F
17322MAE6
1000.00000000
0.00000000
2.99000000
2.99000000
0.00000000
1000.00000000
G
17322MAG1
670.65731452
0.00000000
1.92474572
1.92474572
0.00000000
670.65731452
R
17322MAN6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PEZ
17322MBD7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
S
17322MAQ9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
January 2022
FACTOR DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
95,830,272.42
765,454.73
7,764,055.43
0.00
0.00
87,300,762.26
0.00
A-5
291,371,000.00
0.00
0.00
0.00
0.00
291,371,000.00
0.00
A-AB
33,337,437.82
204,649.66
2,075,774.38
0.00
0.00
31,057,013.78
0.00
A-S
58,513,000.00
0.00
0.00
0.00
0.00
58,513,000.00
0.00
B
70,214,000.00
0.00
0.00
0.00
0.00
70,214,000.00
0.00
C
45,509,000.00
0.00
0.00
0.00
0.00
45,509,000.00
0.00
D
50,711,000.00
0.00
0.00
0.00
0.00
50,711,000.00
0.00
E
24,705,000.00
0.00
0.00
0.00
0.00
24,705,000.00
0.00
F
13,003,000.00
0.00
0.00
0.00
0.00
13,003,000.00
0.00
G
33,137,544.76
0.00
0.00
0.00
0.00
33,137,544.76
16,273,002.24
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
716,331,255.00
970,104.39
9,839,829.81
0.00
0.00
705,521,320.80
16,273,002.24
January 2022
PRINCIPAL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
285,494.35
0.00
0.00
0.00
477,009.27
762,503.63
0.00
A-5
936,029.34
0.00
0.00
0.00
0.00
936,029.34
0.00
A-AB
96,595.23
0.00
0.00
0.00
123,023.55
219,618.77
0.00
X-A
458,610.81
0.00
0.00
0.00
282,758.89
741,369.70
0.00
X-B
42,105.20
0.00
0.00
0.00
0.00
42,105.20
0.00
X-C
27,883.02
0.00
0.00
0.00
0.00
27,883.02
0.00
X-D
52,076.00
0.00
0.00
0.00
0.00
52,076.00
0.00
A-S
196,311.12
0.00
0.00
0.00
0.00
196,311.12
0.00
B
253,238.49
0.00
0.00
0.00
0.00
253,238.49
0.00
C
181,277.52
0.00
0.00
0.00
0.00
181,277.52
0.00
D
208,860.28
0.00
0.00
0.00
0.00
208,860.28
0.00
E
73,867.95
0.00
0.00
0.00
0.00
73,867.95
0.00
F
38,878.97
0.00
0.00
0.00
0.00
38,878.97
0.00
G
99,081.26
0.00
0.00
3,978.52
0.00
95,102.74
213,751.45
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
2,950,309.53
0.00
0.00
3,978.52
882,791.71
3,829,122.72
213,751.45
January 2022
INTEREST DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Interest
Fees
Scheduled Interest
3,062,873.32
Master Servicing Fee
9,700.03
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
986.94
Deferred Interest
0.00
Operating Advisor Fee
771.05
Net Prepayment Shortfall
0.00
Total Special Servicing Fees Collected:
3,929.46
Net Prepayment Interest Excess
0.00
Workout Fee
429.46
Interest Reserve (Deposit)/Withdrawal
(98,343.66)
Liquidation Fee
0.00
Interest Collections
2,964,529.66
Special Serv Fee plus Adj.
3,500.00
CREFC Intellectual Property Royalty License Fee
308.44
CCRE Strip
2,453.67
Principal
Miscellaneous Fee
0.00
Scheduled Principal
970,104.39
Fee Distributions
18,149.59
Unscheduled Principal
9,839,829.81
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
10,809,934.20
Reimbursed for Interest on Advances
49.06
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
49.06
Yield Maintenance
882,791.70
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
882,791.70
Interest Distribution
2,946,331.01
Principal Distribution
10,809,934.20
Yield Maintenance
882,791.71
Prepayment Premium
0.00
Payments to Certificateholders
14,639,056.92
Total Collections
14,657,255.56
Total Distribution
14,657,255.57
Funds Collection
Funds Distribution
January 2022
RECONCILIATION OF FUNDS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Stated Principal Balance
P&I Advances:
Beginning
Ending
Total
716,331,255.00
705,521,320.80
P & I Advances
Not Provided
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
227,616.46
Ending pool Factor
0.678245
Ending Loan Count
54
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
27
Rebate
0.00
Shared Fee
0.00
Other
45.00
Weighted Average Mortgage Rate
5.1309334%
Controlling Class:
G
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Controlling Class Representative:
400 Capital Management LLC
CCRE Strip for the Distribution Date
2,453.67
January 2022
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

January 2022
INTEREST ADJUSTMENT RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00
0.00
0.00
0.00
0.00
0.00
49.06
0.00
0.00
9,139,353.88
0.00
0.00
27
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
-882,791.70
32
3,500.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,960,129.36
0.00
0.00
42
0.00
0.00
429.46
0.00
0.00
0.00
0.00
0.00
0.00
7,461,065.33
0.00
0.00
45
24,560,548.57
Count:
Totals:
4
3,500.00
0.00
429.46
0.00
0.00
0.00
49.06
0.00
0.00
0.00
-882,791.70
Total Interest Shortfall hitting the Trust:
-878,813.18
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

January 2022
APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

January 2022
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Retail
ME
04/03/24
N
125,000,000.00
501,597.22
0.00
01/03/22
0.00
0
501,597.22
0.00
4.660
1.45
12/31/20
2
Other
XX
01/06/24
05/14/18
3
Mixed Use
OH
12/01/23
N
41,755,515.01
253,648.22
0.00
01/01/22
0.00
0
180,097.37
0.00
5.000
1.30
12/31/20
4
Multifamily
NY
04/06/44
N
45,500,000.00
188,066.67
0.00
01/06/22
0.00
0
188,066.67
0.00
4.800
1.53
12/31/20
5
Self Storage
XX
04/06/34
N
34,658,825.52
210,107.99
0.00
01/06/22
0.00
0
143,829.45
0.00
4.810
3.49
12/31/20
6
Multifamily
MI
05/06/24
N
33,026,603.32
181,317.54
0.00
01/06/22
0.00
0
137,828.79
0.00
4.840
2.02
12/31/20
7
Office
TN
04/06/24
N
25,792,346.27
165,115.81
0.00
01/06/22
0.00
0
113,221.11
0.00
5.088
1.60
12/31/20
8
Retail
WI
04/01/24
N
21,077,640.45
135,843.52
0.00
01/01/22
0.00
0
99,995.83
0.00
5.500
1.10
12/31/20
9
Retail
NJ
05/06/24
N
21,072,448.28
121,121.90
0.00
01/06/22
0.00
0
86,126.29
0.00
4.739
0.83
12/31/20
10
Industrial
NY
04/05/24
N
17,311,974.09
105,516.50
0.00
01/05/22
0.00
0
72,737.15
0.00
4.870
0.00
11
Office
TN
04/06/24
N
16,664,492.73
105,625.90
0.00
01/06/22
0.00
0
76,332.34
0.00
5.310
1.08
12/31/20
12
Office
NC
03/06/24
N
15,275,745.56
95,910.71
0.00
01/06/22
0.00
0
68,301.00
0.00
5.183
1.48
12/31/20
13
Retail
GA
03/06/24
10/10/19
14
Retail
NJ
03/06/24
04/29/21
15
Multifamily
NC
01/06/24
N
15,868,437.80
87,018.78
0.00
01/06/22
0.00
0
65,888.96
0.00
4.816
0.00
16
Industrial
XX
04/06/24
N
14,074,445.23
89,146.33
0.00
01/06/22
0.00
0
64,371.56
0.00
5.302
1.45
12/31/20
17
Multifamily
TX
05/06/24
N
13,909,612.71
84,527.70
0.00
01/06/22
0.00
0
58,321.40
0.00
4.860
1.29
12/31/20
18
Multifamily
TX
04/06/24
01/16/19
19
Multifamily
MI
04/06/19
02/21/19
20
Mixed Use
NC
05/06/24
N
13,575,383.51
82,155.17
0.00
01/06/22
0.00
0
59,250.76
0.00
5.060
1.55
12/31/20
21
Office
TX
05/06/19
02/06/19
22
Multifamily
NY
05/06/24
N
13,422,201.04
76,076.48
0.00
12/06/21
0.00
A
55,563.22
0.00
4.800
1.17
12/31/20
23
Office
KY
04/05/24
N
10,172,356.98
91,007.39
0.00
01/05/22
0.00
0
42,422.59
0.00
4.820
1.53
12/31/20
24
Multifamily
NC
01/06/24
N
12,282,549.05
68,365.47
0.00
01/06/22
0.00
0
52,480.32
0.00
4.956
0.00
25
Retail
06/11/20 CA
05/06/24
N
11,235,413.92
72,908.03
0.00
01/06/22
0.00
0
54,269.54
0.00
5.600
1.58
12/31/19
26
Office
CA
04/06/24
07/24/18
27
Lodging
XX
04/06/24
N
9,139,353.88
66,982.26
0.00
12/06/21
0.00
A
41,990.78
0.00
5.321
0.40
12/31/20
28
Mixed Use
GA
04/06/24
N
10,058,332.24
57,445.83
0.00
01/06/22
0.00
0
42,149.46
0.00
4.859
1.64
12/31/20
29
Industrial
NC
03/06/21
01/06/21
30
Industrial
CO
04/06/24
N
8,915,403.46
64,986.38
0.00
01/06/22
0.00
0
40,377.81
0.00
5.245
2.44
12/31/20
31
Lodging
SC
04/06/24
N
9,322,634.85
58,257.71
0.00
01/06/22
0.00
0
41,413.97
0.00
5.150
0.87
12/31/20
32
Retail
TX
04/06/24
N
0.00
56,152.86
9,839,829.81 12/31/21
01/06/22
0.00
0
41,166.03
882,791.70
4.851
1.78
12/31/20
33
Office
TX
05/06/19
02/06/19
34
Retail
NJ
04/06/24
N
9,003,797.08
56,367.69
0.00
01/06/22
0.00
0
40,156.58
0.00
5.170
1.50
12/31/20
35
Lodging
NC
04/06/24
N
8,815,874.54
55,090.94
0.00
01/06/22
0.00
0
39,162.79
0.00
5.150
0.58
12/31/20
36
Lodging
NC
04/06/24
N
8,815,874.54
55,090.94
0.00
01/06/22
0.00
0
39,162.79
0.00
5.150
0.61
12/31/20
37
Retail
FL
05/06/19
02/06/19
38
Office
CT
04/06/24
12/21/18
39
Lodging
NC
04/06/24
N
7,994,574.31
49,958.58
0.00
01/06/22
0.00
0
35,514.32
0.00
5.150
-0.09
12/31/20
40
Multifamily
TX
04/06/24
N
7,948,990.75
51,723.87
0.00
01/06/22
0.00
0
38,464.30
0.00
5.610
1.83
12/31/20
41
Retail
UT
05/06/24
N
7,658,292.27
47,210.73
0.00
01/06/22
0.00
0
33,162.52
0.00
5.020
1.38
12/31/20

January 2022
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42
Mixed Use
05/10/21 XX
04/06/24
N
7,960,129.36
47,239.64
0.00
12/06/21
0.00
B
34,670.17
0.00
5.050
0.73
12/31/20
43
Self Storage
CA
05/06/24
N
8,350,000.00
34,800.94
0.00
01/06/22
0.00
0
34,800.94
0.00
4.840
2.80
06/30/20
44
Mixed Use
LA
04/06/24
N
7,571,958.78
44,262.58
0.00
01/06/22
0.00
0
32,618.97
0.00
4.995
1.44
12/31/20
45
Multifamily
12/06/19 WI
04/01/24
N
7,461,065.33
42,946.47
0.00
01/01/22
0.00
0
32,836.64
0.00
5.104
0.00
46
Self Storage
AZ
12/06/23
N
6,702,955.61
41,325.85
0.00
01/06/22
0.00
0
28,901.87
0.00
4.998
0.00
47
Retail
IN
04/06/24
N
6,186,685.33
37,792.63
0.00
12/06/21
0.00
B
26,126.91
0.00
4.895
2.06
12/31/20
48
Multifamily
MI
05/06/24
N
5,816,026.66
35,152.58
0.00
01/06/22
0.00
0
24,085.32
0.00
4.800
2.16
12/31/20
49
Retail
WI
04/06/19
04/19/19
50
Retail
NC
11/01/23
N
5,733,415.67
35,361.12
0.00
01/01/22
0.00
0
26,016.46
0.00
5.261
0.00
51
Self Storage
NV
04/06/19
02/06/19
52
Industrial
NJ
05/06/24
N
4,951,312.77
36,114.33
0.00
01/06/22
0.00
0
22,637.37
0.00
5.295
1.93
12/31/20
53
Retail
GA
04/06/24
N
5,207,901.70
31,770.71
0.00
01/06/22
0.00
0
21,926.13
0.00
4.880
1.43
12/31/20
54
Multifamily
MI
05/06/24
N
4,884,585.52
36,154.40
0.00
01/06/22
0.00
0
23,195.32
0.00
5.500
1.72
12/31/19
55
Multifamily
TX
05/06/24
02/25/20
56
Self Storage
XX
04/06/24
N
4,026,802.18
24,347.28
0.00
01/06/22
0.00
0
17,471.43
0.00
5.030
2.47
12/31/20
57
Retail
IL
03/06/24
N
4,176,557.03
24,709.99
0.00
01/06/22
0.00
0
18,728.48
0.00
5.200
1.61
12/31/20
58
Retail
NV
04/06/24
N
3,902,627.24
22,864.39
0.00
01/06/22
0.00
0
16,549.11
0.00
4.917
2.20
12/31/20
59
Self Storage
CA
05/06/24
N
4,075,000.00
16,983.69
0.00
01/06/22
0.00
0
16,983.69
0.00
4.840
3.98
06/30/20
60
Multifamily
MI
04/06/24
08/26/21
61
Retail
NC
04/06/24
N
3,491,563.84
21,742.58
0.00
01/06/22
0.00
0
15,391.80
0.00
5.110
1.86
12/31/20
62
Industrial
NV
04/06/24
N
3,478,336.30
21,361.77
0.00
01/06/22
0.00
0
14,867.59
0.00
4.955
2.53
12/31/20
63
Mobile Home
XX
02/06/24
N
3,146,131.51
23,154.13
0.00
01/06/22
0.00
0
14,723.04
0.00
5.420
0.00
64
Office
FL
04/06/24
N
3,298,204.82
21,283.56
0.00
01/06/22
0.00
0
15,688.42
0.00
5.515
1.19
12/31/20
65
Office
TX
05/01/24
N
3,197,015.00
19,974.96
0.00
01/01/22
0.00
0
14,258.38
0.00
5.170
2.07
12/31/20
66
Self Storage
TX
03/06/24
N
3,159,899.60
19,260.75
0.00
01/06/22
0.00
0
13,222.19
0.00
4.850
0.00
67
Retail
WV
01/01/24
N
3,091,702.42
19,596.38
0.00
01/01/22
0.00
0
14,161.66
0.00
5.310
0.00
68
Self Storage
MI
04/06/24
N
2,643,575.79
17,052.50
0.00
01/06/22
0.00
0
12,564.33
0.00
5.510
1.74
12/31/20
69
Multifamily
TX
01/06/24
N
2,461,768.42
15,415.16
0.00
01/06/22
0.00
0
10,984.69
0.00
5.173
0.00
70
Retail
FL
03/01/24
N
1,196,980.53
7,964.20
0.00
01/01/22
0.00
0
6,039.49
0.00
5.850
0.00
705,521,320.80
4,032,977.71
9,839,829.81
0.00
70
Totals:
Count:
3,062,873.32
882,791.70
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

January 2022
HISTORICAL LOAN MODIFICATION REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance
1
125,000,000.00
No comment provided
125,000,000.00
25
11,235,413.92
Please see Loan Modification Report for details
11,235,413.92
27
9,139,353.88
No comment provided
9,164,345.36
31
9,322,634.85
No comment provided
9,322,634.85
35
8,815,874.54
No comment provided
8,815,874.54
36
8,815,874.54
No comment provided
8,815,874.54
39
7,994,574.31
No comment provided
7,994,574.31

January 2022
REO STATUS REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

January 2022
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

January 2022
MATERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

January 2022
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
0M to 4.9M
16
$55,182,062.97
7.82%
5M to 9.9M
18
$138,604,934.12
19.65%
10M to 14.9M
8
$98,730,294.68
13.99%
15M to 19.9M
4
$65,120,650.18
9.23%
20M to 24.9M
2
$42,150,088.73
5.97%
25M to 29.9M
1
$25,792,346.27
3.66%
30M to 34.9M
2
$67,685,428.84
9.59%
40M to 44.9M
1
$41,755,515.01
5.92%
45M to 49.9M
1
$45,500,000.00
6.45%
125M to 129.9M
1
$125,000,000.00
17.72%
Total
54
$705,521,320.80
100.00%
Remaining Principal Balance
Count
Balance ($)
%
4.500% - 4.740%
2
$146,072,448.28
20.70%
4.750% - 4.990%
20
$260,662,283.97
36.95%
5.000% - 5.240%
18
$189,700,342.56
26.89%
5.250% - 5.490%
7
$56,800,854.21
8.05%
5.500% - 5.740%
6
$51,088,411.25
7.24%
5.750% - 5.990%
1
$1,196,980.53
0.17%
Total
54
$705,521,320.80
100.00%
Gross Rate
Total Weighted Average Rate: 4.97%

January 2022
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
MAINE
1
$125,000,000.00
17.72%
NORTH CAROLINA
9
$91,853,418.82
13.02%
NEW YORK
3
$76,234,175.13
10.81%
VARIOUS
6
$73,005,687.68
10.35%
MICHIGAN
4
$46,370,791.29
6.57%
TENNESSEE
2
$42,456,839.00
6.02%
OHIO
1
$41,755,515.01
5.92%
NEW JERSEY
3
$35,027,558.13
4.96%
TEXAS
5
$30,677,286.48
4.35%
WISCONSIN
2
$28,538,705.78
4.05%
CALIFORNIA
3
$23,660,413.92
3.35%
GEORGIA
2
$15,266,233.94
2.16%
KENTUCKY
1
$10,172,356.98
1.44%
SOUTH CAROLINA
1
$9,322,634.85
1.32%
COLORADO
1
$8,915,403.46
1.26%
UTAH
1
$7,658,292.27
1.09%
LOUISIANA
1
$7,571,958.78
1.07%
NEVADA
2
$7,380,963.54
1.05%
ARIZONA
1
$6,702,955.61
0.95%
INDIANA
1
$6,186,685.33
0.88%
FLORIDA
2
$4,495,185.35
0.64%
ILLINOIS
1
$4,176,557.03
0.59%
WEST VIRGINIA
1
$3,091,702.42
0.44%
Total
54
$705,521,320.80
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Industrial
5
$48,731,471.85
6.91%
Lodging
5
$44,088,312.12
6.25%
Mixed Use
5
$80,921,318.90
11.47%
Mobile Home Park
1
$3,146,131.51
0.45%
Multifamily
11
$162,581,840.60
23.04%
Office
6
$74,400,161.36
10.55%
Retail
14
$228,035,025.76
32.32%
Self Storage
7
$63,617,058.70
9.02%
Total
54
$705,521,320.80
100.00%
Property Type

January 2022
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
90 - 92
14
$148,320,026.51
21.02%
93 - 95
39
$515,445,779.28
73.06%
96 - 98
1
$41,755,515.01
5.92%
Total
54
$705,521,320.80
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 93
Count
Balance ($)
%
21 - 23
1
$41,755,515.01
5.92%
24 - 26
5
$29,542,598.39
4.19%
27 - 29
48
$634,223,207.40
89.89%
Total
54
$705,521,320.80
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 27

January 2022
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
0.000 - 0.490
8
$52,446,860.08
7.43%
0.500 - 0.990
4
$45,843,026.49
6.50%
1.000 - 1.490
11
$258,409,481.65
36.63%
1.500 - 1.990
19
$217,349,541.65
30.81%
2.000 - 2.490
7
$76,883,446.93
10.90%
2.500 - 2.990
2
$11,828,336.30
1.68%
3.000 - 3.490
1
$4,026,802.18
0.57%
3.500 - 3.990
1
$34,658,825.52
4.91%
4.000 - 4.490
1
$4,075,000.00
0.58%
Total
54
$705,521,320.80
100.00%
DSCR
Total Weighted Average DSCR: 1.57
Count
Balance ($)
%
Amortizing Balloon
35
$300,643,364.36
42.61%
IO Maturity Balloon
4
$182,925,000.00
25.93%
IO/Amortizing/Balloon
15
$221,952,956.44
31.46%
Total
54
$705,521,320.80
100.00%
Amortization Type

January 2022
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
13
16,345,385.04
8,871,377.33
0.00
0.00
0.00
0.00
Nov 2019
0.00
8,871,377.33
0.00
0.00
13
8,871,538.22
8,871,377.33
0.00
0.00
0.00
Feb 2020
160.89
8,871,538.22
0.00
0.00
14
15,558,044.87
7,388,405.74
0.00
0.00
0.00
0.00
May 2021
0.00
7,388,405.74
0.00
0.00
14
7,398,616.24
7,388,405.74
0.00
0.00
0.00
Jul 2021
10,210.50
7,398,616.24
0.00
0.00
14
7,401,464.74
7,398,616.24
0.00
0.00
0.00
Aug 2021
2,848.50
7,401,464.74
0.00
0.00
2
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
13,219.89
16,273,002.96
16,273,002.96
0.00
0.00
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

January 2022
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2022
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
9,854,816.64
1.4%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2021
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2021
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
11,292,798.47
0
0
0.00
0
0
0.00
0
0.00
Oct 2021
0.00
1.6%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
11,312,912.91
0
0
0.00
0
0.00
Sep 2021
0.00
0.0%
0.0%
1.6%
0.0%
0.0%
0.0%
1
3,535,955.91
0.5%
0
0.00
0.00
0
1
11,331,179.47
0
0
0.00
0
0.00
Aug 2021
0.00
0.0%
0.0%
1.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
11,349,358.37
0
0
0.00
0
0.00
Jul 2021
0.00
0.0%
0.0%
1.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
11,369,210.09
0
0
0.00
0
0.00
Jun 2021
0.00
0.0%
0.0%
1.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
1
11,387,206.48
0
0
0.00
0
0.00
May 2021
0.00
0.0%
0.0%
1.6%
0.0%
0.0%
0.0%
1
15,558,044.87
2.1%
0
0.00
0.00
0
2
26,964,927.26
0
0
0.00
0
0.00
Apr 2021
0.00
0.0%
0.0%
3.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
42,499,878.31
0
2
27,005,567.55
0
0
0.00
0
0.00
Mar 2021
0.00
5.7%
0.0%
3.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
42,587,906.89
0
2
27,057,563.25
0
0
0.00
0
0.00
Feb 2021
0.00
5.7%
0.0%
3.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
42,657,889.20
0
2
27,097,794.33
0
0
0.00
0
0.00
Jan 2021
0.00
5.7%
0.0%
3.6%
0.0%
0.0%
0.0%
1
9,716,723.83
1.3%
1
0.00
42,727,571.49
0
2
27,137,847.77
0
0
0.00
0
0.00
Dec 2020
0.00
5.6%
0.0%
3.6%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
42,802,874.40
0.00
1
2
27,181,586.98
1
0
0.00
0
0.00
Nov 2020
7,607,264.18
0.0%
5.6%
3.6%
1.0%
0.0%
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

January 2022
Delinquency Summary Report
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
54
705,521,320.80
100.00%
705,591,060.76
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
54
705,521,320.80
100.00%
705,591,060.76
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
54
705,521,320.80
100.00%
705,591,060.76
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
54
705,521,320.80
100.00%
705,591,060.76
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

January 2022
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
16,345,385.04
7,500,000.00
7,767,764.58
293,917.76
7,473,846.82
8,871,538.22
13
3
Nov 2019
15,558,044.87
5,275,000.00
9,502,807.54
1,346,227.41
8,156,580.13
7,401,464.74
14
3
May 2021
17,270,572.12
1,640,145.17
15,630,426.95
16,273,002.96
Count:
Totals:
2
31,903,429.91
12,775,000.00
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

January 2022
ADDITIONAL LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Asset Name
Rule 15 Ga-1
Asset Originator
Ending Balance
Most Recent Appraisal
Repurchase/Replacement
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance
1
7,960,129.36

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.
January 2022
INVESTOR NOTICE
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21